Segment Information (Tables)	6 Months Ended
Jun. 30, 2012
Segment Information
Reporting Information by Segment
	Drybulk Segment		Tanker Segment		Drilling Rigs Segment		Total
	Six-month		Six-month		Six-month		Six-month
	period ended		period ended		period ended		period ended
	June 30,		June 30,		June 30,		June 30,
	2011	2012	2011	2012	2011	2012	2011	2012
Revenues from external customers	$190,128	$139,508	$5,348	$17,637	$235,955	$426,490	$431,431	$583,635
Income tax expense	-	-	-	-	(9,778)	(21,628)	(9,778)	(21,628)
Net income/(loss)	(96,665)	(31,255)	$(563)	(265)	11,415	(47,365)	(85,813)	(78,885)

	December 31, 2011	June 30, 2012	December 31, 2011	June 30, 2012	December 31, 2011	June 30, 2012	December 31, 2011	June 30, 2012
Total assets	$2,124,848	$2,178,255	$430,195	$568,242	$6,066,646	$6,047,789	$8,621,689	$8,794,286